UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:           WESTCHESTER CAPITAL MANAGEMENT, INC.
Address:        100 SUMMIT LAKE DRIVE
                VALHALLA, NY 10595

Form 13F File Number:   28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           FREDERICK W. GREEN
Title:          PRESIDENT
Phone:          914-741-5600

Signature, Place, and Date of Signing:

/S/ FREDERICK W. GREEN            VALHALLA, NEW YORK            2/14/08
----------------------            ------------------            -------
     [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   103

Form 13F Information Table Value Total:  $1,310,720,267 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.      FORM 13F FILE NUMBER         NAME
---      --------------------         ----

1        28-11493                     Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
December 31, 2007

                                                                                      Item
Item 1                                    Item 2      Item 3      Item 4               5          Item 6    Item 7       Item 8
------------------------------------- -------------- ---------  ----------- --------- ---- ---- ---------- -------- ----------------

                                                                Fair Market   SHRS    SH/  PUT/ Investment          Voting Authority
Name of Issuer                        Title of Class   CUSIP       Value     PRN AMT  PRN  CALL Discretion Managers Sole Shared None
------------------------------------- -------------- ---------  ----------- --------- ---- ---- ---------- -------- ---- ------ ----
Equities
COMMON STOCK
Activision, Inc.                      COMMON STOCK   004930202    2,729,430    91,900 SH        (a) Sole            Sole
Activision, Inc.                      COMMON STOCK   004930202    1,808,730    60,900 SH        (b) Shared   1      Sole
Alliance Data Systems Corporation     COMMON STOCK   018581108   65,156,936   868,875 SH        (a) Sole            Sole
Alliance Data Systems Corporation     COMMON STOCK   018581108    4,688,750    62,525 SH        (b) Shared   1      Sole
American Financial Realty Trust       COMMON STOCK   02607P305    5,717,522   712,908 SH        (a) Sole            Sole
American Financial Realty Trust       COMMON STOCK   02607P305      812,763   101,342 SH        (b) Shared   1      Sole
BCE Inc.                              COMMON STOCK   05534B760   35,607,464   886,325 SH        (a) Sole            Sole
BCE Inc.                              COMMON STOCK   05534B760    2,509,888    62,475 SH        (b) Shared   1      Sole
BEA Systems, Inc.                     COMMON STOCK   073325102   26,390,077 1,672,375 SH        (a) Sole            Sole
BEA Systems, Inc.                     COMMON STOCK   073325102    1,635,976   103,674 SH        (b) Shared   1      Sole
Cablevision Systems Corporation       COMMON STOCK   12686C109       35,525     1,450 SH        (a) Sole            Sole
Cablevision Systems Corporation       COMMON STOCK   12686C109      280,525    11,450 SH        (b) Shared   1      Sole
Celgene Corporation                   COMMON STOCK   151020104    7,180,341   155,385 SH        (a) Sole            Sole
Celgene Corporation                   COMMON STOCK   151020104      584,325    12,645 SH        (b) Shared   1      Sole
Clear Channel Communications, Inc.    COMMON STOCK   184502102   77,488,770 2,244,750 SH        (a) Sole            Sole
Clear Channel Communications, Inc.    COMMON STOCK   184502102    8,605,836   249,300 SH        (b) Shared   1      Sole
Cognos, Inc.                          COMMON STOCK   19244C109   44,504,488   773,050 SH        (a) Sole            Sole
Cognos, Inc.                          COMMON STOCK   19244C109    4,410,495    76,611 SH        (b) Shared   1      Sole
Commerce Bancorp, Inc.                COMMON STOCK   200519106   61,975,593 1,624,950 SH        (a) Sole            Sole
Commerce Bancorp, Inc.                COMMON STOCK   200519106    2,053,839    53,850 SH        (b) Shared   1      Sole
The Finish Line, Inc.                 COMMON STOCK   317923100    2,642,001 1,091,736 SH        (a) Sole            Sole
The Finish Line, Inc.                 COMMON STOCK   317923100      359,721   148,645 SH        (b) Shared   1      Sole
Genesco Inc.                          COMMON STOCK   371532102   30,175,589   798,296 SH        (a) Sole            Sole
Genesco Inc.                          COMMON STOCK   371532102      467,775    12,375 SH        (b) Shared   1      Sole
Goodman Global, Inc.                  COMMON STOCK   38239A100   14,247,924   580,600 SH        (a) Sole            Sole
Goodman Global, Inc.                  COMMON STOCK   38239A100    3,121,488   127,200 SH        (b) Shared   1      Sole
Harman International Industries, Inc. COMMON STOCK   413086109   38,708,806   525,150 SH        (a) Sole            Sole
Harman International Industries, Inc. COMMON STOCK   413086109      873,463    11,850 SH        (b) Shared   1      Sole
Harrah's Entertainment                COMMON STOCK   413619107  105,716,781 1,191,175 SH        (a) Sole            Sole
Harrah's Entertainment                COMMON STOCK   413619107    8,846,156    99,675 SH        (b) Shared   1      Sole
Huntsman Corporation                  COMMON STOCK   447011107   53,301,800 2,074,000 SH        (a) Sole            Sole
Huntsman Corporation                  COMMON STOCK   447011107    5,838,397   227,175 SH        (b) Shared   1      Sole
Instinet Group Incorporated           COMMON STOCK   457750107   28,723,724 4,811,344 SH        (a) Sole            Sole
Instinet Group Incorporated           COMMON STOCK   457750107    3,487,704   584,205 SH        (b) Shared   1      Sole
Mirant Corporation                    COMMON STOCK   60467R100   27,974,971   717,675 SH        (a) Sole            Sole
Mirant Corporation                    COMMON STOCK   60467R100      824,427    21,150 SH        (b) Shared   1      Sole
Nufarm Limited                        COMMON STOCK     6335331   12,819,490 1,030,345 SH        (a) Sole            Sole
Nufarm Limited                        COMMON STOCK     6335331    1,588,836   127,700 SH        (b) Shared   1      Sole
NAVTEQ                                COMMON STOCK   63936L100   74,534,040   985,900 SH        (a) Sole            Sole
NAVTEQ                                COMMON STOCK   63936L100    2,351,160    31,100 SH        (b) Shared   1      Sole
Nikko Cordial Corporation             COMMON STOCK     6640284  101,527,573 6,824,400 SH        (a) Sole            Sole
Nikko Cordial Corporation             COMMON STOCK     6640284    4,958,552   333,300 SH        (b) Shared   1      Sole
PHH Corporation                       COMMON STOCK   693320202   31,437,003 1,782,143 SH        (a) Sole            Sole
PHH Corporation                       COMMON STOCK   693320202    1,195,551    67,775 SH        (b) Shared   1      Sole
Penn National Gaming, Inc.            COMMON STOCK   707569109   19,390,135   325,611 SH        (a) Sole            Sole
Penn National Gaming, Inc.            COMMON STOCK   707569109    2,515,987    42,250 SH        (b) Shared   1      Sole
Pharmion Corp.                        COMMON STOCK   71715B409   15,553,135   247,425 SH        (a) Sole            Sole
Pharmion Corp.                        COMMON STOCK   71715B409      408,590     6,500 SH        (b) Shared   1      Sole
Reddy Ice Holdings, Inc.              COMMON STOCK   75734R105   14,739,759   582,369 SH        (a) Sole            Sole
Reddy Ice Holdings, Inc.              COMMON STOCK   75734R105      851,681    33,650 SH        (b) Shared   1      Sole
Reuters Group plc ADR                 COMMON STOCK   76132M102    9,309,196   122,200 SH        (a) Sole            Sole
Reuters Group plc ADR                 COMMON STOCK   76132M102      319,956     4,200 SH        (b) Shared   1      Sole
Rio Tinto plc ADR                     COMMON STOCK   767204100    3,926,065     9,350 SH        (a) Sole            Sole
Rio Tinto plc ADR                     COMMON STOCK   767204100      272,935       650 SH        (b) Shared   1      Sole
Rural Cellular Corporation            COMMON STOCK   781904107   23,340,805   529,390 SH        (a) Sole            Sole
Rural Cellular Corporation            COMMON STOCK   781904107    3,079,334    69,842 SH        (b) Shared   1      Sole
SLM Corporation                       COMMON STOCK   78442P106   31,303,139 1,554,277 SH        (a) Sole            Sole
SLM Corporation                       COMMON STOCK   78442P106      428,478    21,275 SH        (b) Shared   1      Sole
Sierra Health Services, Inc.          COMMON STOCK   826322109   77,072,128 1,836,800 SH        (a) Sole            Sole
Sierra Health Services, Inc.          COMMON STOCK   826322109    9,159,868   218,300 SH        (b) Shared   1      Sole
Skechers U.S.A., Inc.                 COMMON STOCK   830566105    3,658,125   187,500 SH        (a) Sole            Sole
Skechers U.S.A., Inc.                 COMMON STOCK   830566105      215,585    11,050 SH        (b) Shared   1      Sole
3Com Corporation                      COMMON STOCK   885535104   19,252,759 4,259,460 SH        (a) Sole            Sole
3Com Corporation                      COMMON STOCK   885535104      761,620   168,500 SH        (b) Shared   1      Sole
Trane, Inc.                           COMMON STOCK   892893108   35,366,476   757,150 SH        (a) Sole            Sole
Trane, Inc.                           COMMON STOCK   892893108    3,169,273    67,850 SH        (b) Shared   1      Sole
UAP Holding Corp.                     COMMON STOCK   903441103   48,222,980 1,249,300 SH        (a) Sole            Sole
UAP Holding Corp.                     COMMON STOCK   903441103    3,987,380   103,300 SH        (b) Shared   1      Sole
United Rentals, Inc.                  COMMON STOCK   911363109   11,399,449   620,885 SH        (a) Sole            Sole
United Rentals, Inc.                  COMMON STOCK   911363109    1,326,051    72,225 SH        (b) Shared   1      Sole
Virgin Media Inc.                     COMMON STOCK   92769L101   12,214,924   712,656 SH        (a) Sole            Sole
Virgin Media Inc.                     COMMON STOCK   92769L101      514,337    30,008 SH        (b) Shared   1      Sole
Wendy's International, Inc.           COMMON STOCK   950590109   28,267,022 1,093,925 SH        (a) Sole            Sole
Wendy's International, Inc.           COMMON STOCK   950590109    1,036,830    40,125 SH        (b) Shared   1      Sole
Wesfarmers Limited PPS                COMMON STOCK     B291502           36         1 SH        (b) Shared   1      Sole

PUTS
Agrium                                    PUTS         agu.pm        77,280       168      PUT  (a) Sole            Sole
Agrium                                    PUTS         agu.pm        18,400        40      PUT  (b) Shared   1      Sole
Activision                                PUTS         aqv.qf       144,460       466      PUT  (a) Sole            Sole
Activision                                PUTS         aqv.qf       291,090       939      PUT  (b) Shared   1      Sole
iShares Nasdaq Biotech                    PUTS         ibb.mq       127,466       326      PUT  (a) Sole            Sole
iShares Nasdaq Biotech                    PUTS         ibb.mq         9,384        24      PUT  (b) Shared   1      Sole
Monsanto Company                          PUTS         mfp.pd       150,100        95      PUT  (a) Sole            Sole
Monsanto Company                          PUTS         mfp.pd        44,240        28      PUT  (b) Shared   1      Sole
Mosaic Company                            PUTS         mos.oa       202,800       120      PUT  (a) Sole            Sole
Mosaic Company                            PUTS         mos.oa        47,320        28      PUT  (b) Shared   1      Sole
PowerShares Dynamic Media                 PUTS         pbs.mo       187,639     2,306      PUT  (a) Sole            Sole
PowerShares Dynamic Media                 PUTS         pbs.mo        18,064       222      PUT  (b) Shared   1      Sole
PowerShares Dynamic Healthcare            PUTS         ptj.md       100,170     1,431      PUT  (a) Sole            Sole
PowerShares Dynamic Heallthcare           PUTS         ptj.md        11,830       169      PUT  (b) Shared   1      Sole
SPDR Trust Series 1                       PUTS         syh.md    12,675,240     9,252      PUT  (a) Sole            Sole
SPDR Trust Series 1                       PUTS         syh.md     1,305,610       953      PUT  (b) Shared   1      Sole
Syngenta AG                               PUTS         syt.ok       120,750       210      PUT  (a) Sole            Sole
Syngenta AG                               PUTS         syt.ok        30,475        53      PUT  (b) Shared   1      Sole
Telecom HOLDRs Trust                      PUTS         tth.nh       677,340     2,556      PUT  (a) Sole            Sole
Telecom HOLDRs Trust                      PUTS         tth.nh        55,385       209      PUT  (b) Shared   1      Sole
Utilities Selct Sctr SPDR                 PUTS         xkj.ms       354,438     1,358      PUT  (a) Sole            Sole
Utilities Selct Sctr SPDR                 PUTS         xkj.ms        34,452       132      PUT  (b) Shared   1      Sole
Mtrls Slct Sctr SPDR Trust                PUTS         xlb.mr       246,944       978      PUT  (a) Sole            Sole
Mtrls Slct Sctr SPDR Trust                PUTS         xlb.mr        23,987        95      PUT  (b) Shared   1      Sole
Financial Select Sector SPDR              PUTS         xlf.mh     1,517,000     3,034      PUT  (a) Sole            Sole
Financial Select Sector SPDR              PUTS         xlf.mh       112,000       224      PUT  (b) Shared   1      Sole
SPDR S&P Retail ETF                       PUTS         xrt.ol     1,013,760     2,112      PUT  (a) Sole            Sole
SPDR S&P Retail ETF                       PUTS         xrt.ol       158,400       330      PUT  (b) Shared   1      Sole